SCHEDULE OF KEY TERMS OF LEASES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Related Party Transaction [Line Items]
Right-of-use assets obtained in exchange for new finance lease liabilities	$ 964,362	$ 1,767,504	$ 2,153,607
Weighted-average remaining lease term-finance		2 years 6 months 21 days	3 years 2 months 4 days
Weighted average discount rate-finance		6.05%	6.22%
Chi Yip Eng. & (Trans.) Company Limited [Member]
Related Party Transaction [Line Items]
Right-of-use assets obtained in exchange for new finance lease liabilities		$ 798,551
Weighted-average remaining lease term-finance	2 years 10 months 20 days	3 years 5 months 1 day
Weighted average discount rate-finance	6.85%	6.58%